INCOME TAXES - Current and deferred tax expene (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Current tax expense	$ 0	$ 0
Deferred tax expense	0	0
Total income taxes	$ 0	$ 0